Consolidated Statements of Income and Comprehensive Income (Unaudited) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022
Interest income:
Loans	$ 50,704	$ 25,472	$ 97,559	$ 49,986
Other	2,891	376	5,597	582
Interest income	53,595	25,848	103,156	50,568
Interest expense:
Deposits and other	27,534	7,239	51,375	13,708
Subordinated notes	1,452	1,367	2,898	2,733
Interest expense	28,986	8,606	54,273	16,441
Net interest income	24,609	17,242	48,883	34,127
Non-interest income	2,076	1,393	3,720	2,774
Total revenue	26,685	18,635	52,603	36,901
Provision for credit losses (note 5)	237	78	622	80
Revenue less provision for credit loss	26,448	18,557	51,981	36,821
Non-interest expenses:
Salaries and benefits	8,429	6,726	16,686	12,809
General and administrative	3,316	4,019	6,442	7,643
Premises and equipment	981	1,022	1,933	1,951
Noninterest expense	12,726	11,767	25,061	22,403
Income before income taxes	13,722	6,790	26,920	14,418
Income tax provision (note 10)	3,459	1,847	7,240	3,909
Net income	10,263	4,943	19,680	10,509
Other comprehensive income (loss):
Items that may subsequently be reclassified to net income: Foreign exchange gain (loss) on translation of foreign operations	22	30	(5)	47
Comprehensive income	$ 10,285	$ 4,973	$ 19,675	$ 10,556
Basic and diluted income per common share (note 11) (in CAD per share)	$ 0.38	$ 0.17	$ 0.72	$ 0.36